T:\flh\Gib\24F-2 1999Gib

            U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1.   Name     and    address    of    issuer:
          Prudential's Gibraltar Fund,  Inc.,  100
          Mulberry  Street, Gateway Center  Three,
          Newark, NJ 07102-4077.

     2.     Name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all   series
       and classes of securities of the issuer, check the box but do not list series or classes):

                                                       []

     3.   Investment Company Act File Number: 811-
          1660.
          Securities Act File Number: 2-32685

     4(a).Last day of fiscal year for which this notice is filed: December 31, 1999.

      (b).[  ]  Check  box if this Form  is  being
          filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note:  If  the  Form  is  being  filed  late,
          interest   must   be   paid    on    the
          registration fee due.

     4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

          5.   Calculation of registration fee:


         (i) Aggregate sale price of securities
             sold during the fiscal year in
                 reliance    on    rule     24(f):
$-0-

          (ii)   Aggregate  price  of   securities
redeemed or
             repurchased during the fiscal year
                        (if           applicable):
$-0-

          iii)   Aggregate  price  of   securities
redeemed or
             repurchased during any prior fiscal
             year ending no earlier than December
             11,1995 that were not previously used
              to  reduce registration fees payable
          to
                        the            Commission.
          $-0-

        (iv)      Total available redemption credits
                 [add  items  5(ii)  and  5(iii)].
        $-0-

         (v)  Net sales - If item 5(i)is greater
              than  Item  5  (iv)  [subtract  item
         5(iv)
                     from        item        5(i).
         $-0-
        (vi)      Redemption credits available for use
                in future years.
                 -if  item  5(i)is less than  item
        5(iv)
                  [subtract  item  5(i)from   item
        (5(iv)] $-0-

          (vii)    Multiplier   for    determining
     registration
              fee. (See instruction C.9):        X
        .000264

      (viii)    Registration fee due [multiply item
              5(v) by item 5 (vii)] enter "0" if
                  no       fee       is       due.
      =$-0-

      6.   Prepaid Shares

         If   the   response  to  item  5(i)   was
         determined   by           deducting    an
         amount    of    securities   that    were
         registered  under the Securities  Act  of
         1933  pursuant to rule 24e-2 as in effect
         before  December  11, 1997,  then  report
         the  amount  of  securities  (number   of
         shares or other units) deducted here: -0-
         .  If  there  is a number  of  shares  or
         other    units   that   were   registered
         pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:-0-.

      7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's  fiscal  year (See  Instruction
      D):  +$-0-

      8.   Total amount of the registration fee due
         plus any interest due [line 5(viii) plus
                          line                 7]:
      =$-0-
      9. Date the registration fee and any interest payment was sent to the Commission's lockbox
         depository:

         Method of Delivery:

                     [ ]  Wire Transfer
                     [ ]  Mail or other means




                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By   (Signature  and  Title)  /s/  Lee   D.
Augsburger
                              Lee D. Augsburger
                              Secretary


     Date: February 29, 2000
                THE PRUDENTIAL SERIES FUND, INC.
                       100 Mulberry Street
                     Gateway Three-9th Floor
                        Newark, NJ  07102





                                        February 29, 2000



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

     Re:  Prudential's Gibraltar Fund, Inc.
          Registration No. 811-1660


Ladies and Gentlemen:

     Enclosed please find Form 24F-2 for the above referenced
Fund, for the fiscal period ended December 31, 1999. The enclosed is being filed via the EDGAR System.



                                        Yours truly,

                                        /s/ Lee D. Augsburger____
                                        Lee D. Augsburger
                                        Secretary


Enclosure